Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments
The contractual amount of off-balance-sheet financial instruments as of December 31, 2024 and 2023 is as follows:

(dollars in thousands)	2024	2023
Commitments to extend credit	$305,811	$286,939
Interest rate lock commitments	—	3,694
Forward sale commitments	—	3,779
Standby letters of credit	141,807	111,631
Total	$447,618	$406,043